Provisions - Summary of Provisions for Termination Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [Line Items]
Beginning balance	$ 1,154	$ 1,513
Additions	3,406	724
Amounts used during the period	(152)	(657)
Pension, Reversals	(323)	(423)
OCI	773	(3)
Ending balance	4,858	1,154
Non current provisions beginning balance	560	476
Non current provisions additions	2,186	75
Non current provisions Amounts used during period	0	0
Non current provisions Reversals	0	0
Non current provisions OCI	683	10
Non current provisions Ending balance	3,430	560
Current provisions beginning balance	594	1,037
Current provisions additions	1,220	649
Current provisions Amounts used during period	(152)	(658)
Current provisions Reversals	(323)	(423)
Current provisions OCI	89	(12)
Current provisions Ending balance	1,427	594
Pension [Member]
Disclosure of defined benefit plans [Line Items]
Beginning balance	560	476
Pension, Additions	949	75
Pension, Amounts used during the period	0	0
OCI	683	10
Ending balance	2,193	560
Employee Litigation and Severance [Member]
Disclosure of defined benefit plans [Line Items]
Employee litigation and severance, Beginning balance	121	761
Employee litigation and severance, Additions	29	276
Employee litigation and severance, Amounts used during the period	(50)	(641)
Employee litigation and severance, Reversals	(108)	(281)
Employee litigation and severance, OCI	9	6
Employee litigation and severance, Ending balance		121
Commercial Litigation [Member]
Disclosure of defined benefit plans [Line Items]
Additions		374
Commercial litigation, Beginning balance	468	243
Commercial litigation, Additions	552	374
Commercial litigation, Amounts used during the period	(102)
Commercial litigation, Reversals	(215)	(129)
Commercial litigation, OCI	79	(19)
Commercial litigation, Ending balance	782	468
Redundancy Plan [Member]
Disclosure of defined benefit plans [Line Items]
Redundancy plan, Beginning balance	6	35
Redundancy plan, Additions	0	0
Redundancy plan, Amounts used during the period		(17)
Redundancy plan, Reversals		(12)
Redundancy plan, OCI	1
Redundancy plan, Ending balance	7	$ 6
Loss on contract [member]
Disclosure of defined benefit plans [Line Items]
Loss on contract, Additions	1,876
Loss on contract, Amounts used during the period	0
Loss on contract, Reversals	0
Loss on contract, OCI	0
Loss on contract, Ending balance	$ 1,876